NOTE 16: WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Schedule of warrant liability
Issuance	Expiry Date	Exercise Price		Warrants Outstanding	Warrant Liability
Convertible Debt Conversion (1)	April 23, 2020	$	C0.39 $0.30	11,373,368	1,306,894
Note conversion (2)	April 23, 2020	$	C0.39 $0.30	268,817	30,822
Shares issued (3)	June 11, 2019	$	C0.36 $0.28	2,000,000	287,961
Note conversion (4)	October 22, 2019	$	C0.36 $0.28	517,132	52,433
Shares issued (5)	October 22, 2019	$	C0.36 $0.28	312,903	12,310
Convertible Debt Conversion (6)	December 14, 2020	$	C0.19 $0.14	422,678	14,177
Change in fair value of warrant liability					(1,598,425)
As at December 31, 2018	June 11, 2019	$	C0.36 $0.28	14,894,898	106,172
Expiry (3)	October 22, 2019	$	C0.36 $0.28	(2,000,000)	—
Expiry (4)	October 22, 2019	$	C0.36 $0.28	(517,132)	—
Expiry (5)	December 14, 2020	$	C0.19 $0.14	(312,903)	—
Exercise (6)	June 11, 2019	$	C0.36 $0.28	(422,678)	(18,847)
Shares issued (7)	April 2, 2021	$	C0.16 $0.12	21,115,000	1,521,921
Shares issued (8)	May 3, 2021	$	C0.16 $0.12	5,762,500	429,109
Convertible Debt Conversion (9)	July 22, 2021	$	C0.16 $0.12	1,018,245	42,749
Convertible Debt Conversion (10)	August 12, 2021	$	C0.16 $0.12	928,817	33,745
Convertible Debt Conversion (11)	August 19, 2021	$	C0.16 $0.12	929,864	28,973
Convertible Debt Conversion (12)	August 26, 2021	$	C0.16 $0.12	909,090	23,992
Convertible Debt Conversion (13)	September 13, 2021	$	C0.16 $0.12	102,696	1,800
Convertible Debt Conversion (14)	September 20, 2021	$	C0.16 $0.12	102,812	2,479
Marketing services agreement (15)	September 22, 2022	$	C0.31 $0.24	3,746,080	—
Change in fair value of warrant liability					(2,065,781)
As at December 31, 2019				46,257,289	106,312